Summary of Significant Accounting Policies (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012 Segment	Dec. 31, 2011
Summary of Significant Accounting Policies (Textual)
Reserve for future chargebacks	$ 36,129	$ 61,572
Long term deferred rent	48,340	61,640
Stock based compensation related to non developers		342,714
Description of subscription offered	During 2012, subscriptions were offered in durations of one-, three-, six- and twelve-month terms.
Description of period for payback of remaining funds	The funds that are withheld each month are returned to the Company on a monthly basis after six months of being held in the reserve account and any remaining funds will be returned to the Company 90 to 180 days following termination of such agreements.
Credit card holdback receivable	287,293	441,840
Number of operating segments	1
Expected dividend yield	0.00%
Advertising and marketing	9,876,097	14,626,963
Receivable from payment processors	328,680
Receivable from advertising network	27,469	64,330
Cash in excess of FDIC insurance limits	4,995,958	1,561,947
Credit card holdback receivables in excess of FDIC insurance limits	$ 139,389	$ 248,534
Research and Development Expense [Member]
Summary of Significant Accounting Policies (Textual)
Estimated useful life	Three years